Share-Based Payments - Activity on Share Options (Details) R / shares in Units, R in Millions		12 Months Ended
	Apr. 04, 2024	Jun. 30, 2025 ZAR (R) year R / shares	Jun. 30, 2024 ZAR (R) year R / shares
Participation units | Katleho ya Moruo Employee Share Ownership Plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Vesting period (in years)	5 years
DS | Management DSP
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at beginning of year		5,012,332	5,085,520
Options granted (in shares)		1,984,084	1,993,119
Options exercised or vested (in shares)		(2,014,976)	(1,765,592)
Options forfeited and lapsed (in shares)		(71,484)	(300,715)
Balance at end of year		4,909,956	5,012,332
DS | Management DSP | Over three years [Member] | September 18, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Weighted average option price (in SA rand per share) | R / shares		R 0	R 85.46
Gain realised by participants on options and rights traded during the year | R		R 0	R 23
Remaining life (years) | year		0	0
DS | Management DSP | Over three years [Member] | September 20, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Weighted average option price (in SA rand per share) | R / shares		R 175.17	R 85.00
Gain realised by participants on options and rights traded during the year | R		R 121	R 62
Remaining life (years) | year		0	0.2
DS | Management DSP | Over three years [Member] | September 19, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at end of year		499,382
Weighted average option price (in SA rand per share) | R / shares		R 177.44	R 82.20
Gain realised by participants on options and rights traded during the year | R		R 88	R 43
Remaining life (years) | year		0.2	1.2
DS | Management DSP | Over three years [Member] | September 18, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at end of year		925,576
Weighted average option price (in SA rand per share) | R / shares		R 175.18	R 0
Gain realised by participants on options and rights traded during the year | R		R 83	R 0
Remaining life (years) | year		1.2	0
DS | Management DSP | Over five years [Member] | September 18, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at end of year		63,863
Weighted average option price (in SA rand per share) | R / shares		R 180.19	R 90.60
Gain realised by participants on options and rights traded during the year | R		R 7	R 3
Remaining life (years) | year		0	0.2
DS | Management DSP | Over five years [Member] | September 18, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at end of year		141,001
Weighted average option price (in SA rand per share) | R / shares		R 179.30	R 90.60
Gain realised by participants on options and rights traded during the year | R		R 9	R 4
Remaining life (years) | year		0.2	1.2
DS | Management DSP | Over five years [Member] | September 20, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at end of year		481,971
Weighted average option price (in SA rand per share) | R / shares		R 179.01	R 90.60
Gain realised by participants on options and rights traded during the year | R		R 22	R 9
Remaining life (years) | year		1.2	2.2
DS | Management DSP | Over five years [Member] | September 19, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at end of year		439,580
Weighted average option price (in SA rand per share) | R / shares		R 180.25	R 93.32
Gain realised by participants on options and rights traded during the year | R		R 16	R 7
Remaining life (years) | year		2.2	3.2
DS | Management DSP | Over five years [Member] | September 18, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at end of year		395,002
Weighted average option price (in SA rand per share) | R / shares		R 179.26	R 0
Gain realised by participants on options and rights traded during the year | R		R 10	R 0
Remaining life (years) | year		3.2	0
PU | Katleho ya Moruo Employee Share Ownership Plan
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Balance at beginning of year		0	0
Options granted (in shares)		11,851,218	0
Options exercised or vested (in shares)		(483,342)	0
Options forfeited and lapsed (in shares)		(219,276)	0
Balance at end of year		11,148,600	0
PU | Katleho ya Moruo Employee Share Ownership Plan | April 4, 2024
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Weighted average option price (in SA rand per share) | R / shares		R 207.46	R 0
Gain realised by participants on options and rights traded during the year | R		R 100	R 0
Remaining life (years) | year		3.8	0